Trading Activities	12 Months Ended
Dec. 31, 2018
Trading Activities [Abstract]
Trading Activities

Note 4: Trading Activities

Table 4.1 presents a summary of our trading assets and liabilities measured at fair value through earnings.

Table 4.1: Trading Activities and Liabilities

(in millions)	Dec 31, 2018	Dec 31, 2017
Trading assets:
Debt securities	$69,989	57,624
Equity securities	19,449	30,004
Loans held for sale	1,469	1,023
Gross trading derivative assets	29,216	31,340
Netting (1)	(19,807)	(19,629)
Total trading derivative assets	9,409	11,711
Total trading assets	100,316	100,362
Trading liabilities:
Short sale	19,720	18,472
Gross trading derivative liabilities	28,717	31,386
Netting (1)	(21,178)	(23,062)
Total trading derivative liabilities	7,539	8,324
Total trading liabilities	$27,259	26,796

(1)	Represents balance sheet netting for trading derivative asset and liability balances, and trading portfolio level counterparty valuation adjustments.
Table 4.2 provides a summary of the net interest income earned from trading securities, and net gains and losses due to the realized and unrealized gains and losses from trading activities.
Table 4.2: Net Interest Income and Net Gains (Losses) on Trading Activities

	Year ended December 31,
(in millions)	2018	2017	2016
Interest income (1):
Debt securities	$2,831	2,313	2,047
Equity securities	587	515	383
Loans held for sale	62	38	29
Total interest income	3,480	2,866	2,459
Less: Interest expense (2)	587	416	353
Net interest income	2,893	2,450	2,106
Net gains (losses) from trading activities:
Debt securities	(824)	125	(444)
Equity securities	(4,240)	3,394	1,213
Loans held for sale	(1)	45	55
Derivatives (3)	5,667	(3,022)	(214)
Total net gains from trading activities (4)	602	542	610
Total trading-related net interest and noninterest income	$3,495	2,992	2,716

(1)	Represents interest and dividend income earned on trading securities.

(2)	Represents interest and dividend expense incurred on trading securities we have sold but have not yet purchased.

(3)	Excludes economic hedging of mortgage banking and asset/liability management activities, for which hedge results (realized and unrealized) are reported with the respective hedged activities.

(4)	Represents realized gains (losses) from our trading activities and unrealized gains (losses) due to changes in fair value of our trading positions, attributable to the type of asset or liability.